Schedule of Assets (Schedule of Assets (Held at End of Year III)) (Details) - EBP 104 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 9,176,737
Assets Held	397,616,648
Mutual Funds [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 356,138,989
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%